SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 14, 2020	Jul. 10, 2020
Accounting Policies [Line Items]
Underwriting discounts and offering costs	$ 42,659,062	$ 42,659,062
Class A Ordinary shares subject to possible redemption (in shares)		67,342,389
Income tax expense (benefit)		$ 0
Class A ordinary shares
Accounting Policies [Line Items]
Class A Ordinary shares subject to possible redemption (in shares)	80,500,000	80,500,000
Warrant Liability
Accounting Policies [Line Items]
Warrant liabilities		$ 99,281,250	$ 44,156,250	$ 0
Sponsor
Accounting Policies [Line Items]
Effect of shares subject to forfeiture reduced from the weighted average shares outstanding (in shares)		28,125,000
Concentrations of credit risk
Accounting Policies [Line Items]
Cash amount	$ 250,000	$ 250,000